Income Tax (Details 1) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Taxes
Tax computed at federal statutory rate	21.00%	21.00%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal tax rate	4.11%	(5.89%)
Permanent differences	(22.95%)	0.64%
Other	0.00%	2.98%
Valuation allowance	(2.16%)	(18.73%)
Income tax expense	$ 0	$ 0